BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Consolidation (Details)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation And Significant Accounting Policies Abstract [Abstract]
Redeemable and exchangeable partnership units, exchange ratio	1